Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Balance per Group balance sheet	$ 9,015	$ 8,495	$ 9,256
Bank overdrafts repayable on demand (unsecured)	(2)	(11)	(3)
Balance per Group cash flow statement	$ 9,013	$ 8,484	$ 9,253	$ 9,672